INVENTORIES - Schedule of average acquisition cost net of their obsolescence provision (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Provision for obsolescence Technical stock	$ 45,621	$ 49,981
Provision for obsolescence Non-technical stock	5,228	5,823
Total	$ 50,849	$ 55,804